Supplemental Condensed Combining Information (Details 1) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014
Operating Activities:
Net Income	$ 345,651,000	$ 329,102,000	$ 207,079,000	$ 147,081,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization			536,652,000	513,487,000
Change in deferred taxes, net			(103,203,000)	1,657,000
Stock Option Compensation Expense			5,902,000	3,804,000
Equity Method Investments	667,699,000		667,699,000		$ 676,822,000
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net			273,337,000	102,147,000
Inventories, net			265,595,000	132,705,000
Prepaid expenses, other current and non-current assets			(284,717,000)	(117,957,000)
Accounts payable, accrued expenses and other current and non-current liabilities			247,618,000	51,646,000
Income tax payable			(26,518,000)	(83,544,000)
Net cash provided by (used in) operating activities			1,411,724,000	1,273,820,000
Investing Activities:
Purchases of property, plant and equipment			647,350,000	646,371,000
Proceeds from sale of property, plant and equipment			11,167,000	7,632,000
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets			165,694,000	1,048,711,000
Proceeds from divestitures			42,513,000	3,661,000
Net cash (used in) provided by investing activities			(759,364,000)	(1,683,789,000)
Financing Activities:
Increase (decrease) of accounts receivable securitization program			45,750,000	94,000,000
Proceeds from exercise of stock options			67,234,000	86,403,000
Payment of dividends [N]			263,244,000	317,903,000
Distributions to noncontrolling interests			201,884,000	177,810,000
Contributions from noncontrolling interests			34,299,000	31,497,000
Net cash (used in) provided by financing activities			(634,271,000)	308,014,000
Effect of exchange rate changes on cash and cash equivalents			(30,567,000)	6,682,000
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents			(12,478,000)	(95,273,000)
Cash and cash equivalents at beginning of period			633,855,000
Cash and cash equivalents at end of period	621,377,000	587,504,000	621,377,000	587,504,000
Guarantor 1 [Member]
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents				1,000
Total FMC-AG and Co. KGaA [Member]
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents				(12,000)
D GmbH [Member]
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents				236,000
Issuers [Member]
Changes in assets and liabilities, net of amounts from businesses acquired:
Accounts receivable from/payable to related parties				(19,617,000)
Accounts payable, accrued expenses and other current and non-current liabilities				(17,938,000)
Income tax payable				(1,688,000)
Net cash provided by (used in) operating activities				3,308,000
Financing Activities:
Long-term debt and capital lease obligations, net				(3,307,000)
Net cash (used in) provided by financing activities			(164,878,000)	(3,307,000)
Effect of exchange rate changes on cash and cash equivalents			(18,271,000)
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents			(101,000)	1,000
Issuers [Member] | FMC US Finance [Member]
Operating Activities:
Net Income			3,336,000	3,317,000
Adjustments to reconcile net income to net cash provided by operating activities:
Equity Method Investments	0	0	0	0
Changes in assets and liabilities, net of amounts from businesses acquired:
Accounts receivable from/payable to related parties			(19,611,000)
Accounts payable, accrued expenses and other current and non-current liabilities			(17,939,000)
Income tax payable			80,000
Net cash provided by (used in) operating activities			5,088,000
Financing Activities:
Long-term debt and capital lease obligations, net			(5,088,000)
Net cash (used in) provided by financing activities			(5,088,000)
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents			0
Cash and cash equivalents at beginning of period			1,000
Cash and cash equivalents at end of period	1,000		1,000
Guarantors [Member] | Total FMC-AG and Co. KGaA [Member]
Operating Activities:
Net Income			712,636,000	709,947,000
Adjustments to reconcile net income to net cash provided by operating activities:
Income Loss From Equity Method Investments Net Of Dividends Or Distributions			612,421,000	487,488,000
Depreciation and amortization			410,000	482,000
Change in deferred taxes, net			(23,269,000)	(18,882,000)
(Gain) loss on sale of fixed assets and investments			12,000
Write-off of loans from related parties				53,928,000
Stock Option Compensation Expense			2,395,000	2,797,000
Equity Method Investments	5,560,000	42,925,000	5,560,000	42,925,000
Changes in assets and liabilities, net of amounts from businesses acquired:
Prepaid expenses, other current and non-current assets			(39,897,000)	(28,109,000)
Accounts receivable from/payable to related parties			(396,217,000)	67,469,000
Accounts payable, accrued expenses and other current and non-current liabilities			39,904,000	26,608,000
Income tax payable			(7,615,000)	(98,915,000)
Net cash provided by (used in) operating activities			553,702,000	192,042,000
Investing Activities:
Purchases of property, plant and equipment			181,000	47,000
Proceeds from sale of property, plant and equipment			26,000	0
Disbursements of loans to related parties			(314,328,000)	(263,141,000)
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets			76,823,000	222,187,000
Proceeds from divestitures			20,652,000	0
Net cash (used in) provided by investing activities			(370,654,000)	(485,375,000)
Financing Activities:
Short-term borrowings, net			64,992,000	309,671,000
Long-term debt and capital lease obligations, net			(20,001,000)	190,998,000
Proceeds from exercise of stock options			53,375,000	79,912,000
Payment of dividends [N]				317,903,000
Net cash (used in) provided by financing activities			(164,878,000)	262,678,000
Effect of exchange rate changes on cash and cash equivalents			(18,271,000)	30,643,000
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents			(101,000)	(12,000)
Cash and cash equivalents at beginning of period			117,000
Cash and cash equivalents at end of period	16,000		16,000
Guarantors [Member] | D GmbH [Member]
Operating Activities:
Net Income			8,316,000	246,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization			37,935,000	40,739,000
Change in deferred taxes, net			415,000	(1,153,000)
(Gain) loss on sale of fixed assets and investments			81,000	(32,000)
Equity Method Investments	0	0	0	0
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net			22,366,000	11,456,000
Inventories, net			17,353,000	280,000
Prepaid expenses, other current and non-current assets			34,412,000	(6,870,000)
Accounts receivable from/payable to related parties			184,948,000	(333,305,000)
Accounts payable, accrued expenses and other current and non-current liabilities			48,169,000	65,322,000
Income tax payable				0
Net cash provided by (used in) operating activities			(164,325,000)	433,625,000
Investing Activities:
Purchases of property, plant and equipment			60,096,000	64,440,000
Proceeds from sale of property, plant and equipment			322,000	232,000
Disbursements of loans to related parties				0
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets			572,000	11,793,000
Proceeds from divestitures				0
Net cash (used in) provided by investing activities			(60,346,000)	(76,001,000)
Financing Activities:
Short-term borrowings, net			225,488,000	(356,947,000)
Net cash (used in) provided by financing activities			225,488,000	(356,947,000)
Effect of exchange rate changes on cash and cash equivalents			(437,000)	(441,000)
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents			380,000	236,000
Cash and cash equivalents at beginning of period			5,722,000
Cash and cash equivalents at end of period	6,102,000		6,102,000
Guarantors [Member] | FMCH [Member]
Operating Activities:
Net Income			391,822,000	442,644,000
Adjustments to reconcile net income to net cash provided by operating activities:
Income Loss From Equity Method Investments Net Of Dividends Or Distributions			598,506,000	570,440,000
Equity Method Investments	0	0	0	0
Changes in assets and liabilities, net of amounts from businesses acquired:
Prepaid expenses, other current and non-current assets			(173,705,000)	(75,459,000)
Accounts receivable from/payable to related parties			(145,164,000)	(89,728,000)
Accounts payable, accrued expenses and other current and non-current liabilities			(1,071,000)	253,000
Income tax payable			(134,661,000)	(83,262,000)
Net cash provided by (used in) operating activities			(23,547,000)	(45,618,000)
Investing Activities:
Disbursements of loans to related parties			275,700,000	(216,214,000)
Net cash (used in) provided by investing activities			275,700,000	(216,214,000)
Financing Activities:
Long-term debt and capital lease obligations, net			(252,153,000)	261,832,000
Net cash (used in) provided by financing activities			(252,153,000)	261,832,000
Non Guarantor Subsidiaries [Member]
Operating Activities:
Net Income			1,059,929,000	890,463,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization			477,116,000	499,294,000
Change in deferred taxes, net			(77,168,000)	30,173,000
(Gain) loss on sale of fixed assets and investments			5,084,000	(3,241,000)
Stock Option Compensation Expense			3,507,000	1,007,000
Equity Method Investments	(16,282,000)	(17,732,000)	(16,282,000)	(17,732,000)
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net			251,675,000	90,977,000
Inventories, net			254,165,000	163,298,000
Prepaid expenses, other current and non-current assets			(105,446,000)	(13,634,000)
Accounts receivable from/payable to related parties			303,029,000	435,110,000
Accounts payable, accrued expenses and other current and non-current liabilities			179,666,000	(21,972,000)
Income tax payable			97,808,000	84,714,000
Net cash provided by (used in) operating activities			1,016,069,000	793,437,000
Investing Activities:
Purchases of property, plant and equipment			560,929,000	611,646,000
Proceeds from sale of property, plant and equipment			10,819,000	7,400,000
Disbursements of loans to related parties			0	0
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets			132,688,000	1,048,035,000
Proceeds from divestitures			42,513,000	3,661,000
Net cash (used in) provided by investing activities			(640,285,000)	(1,648,620,000)
Financing Activities:
Short-term borrowings, net			(250,724,000)	329,362,000
Long-term debt and capital lease obligations, net			57,149,000	527,573,000
Increase (decrease) of accounts receivable securitization program			45,750,000	94,000,000
Proceeds from exercise of stock options			13,859,000	6,491,000
Payment of dividends [N]				232,000
Distributions to noncontrolling interests			201,884,000	177,810,000
Contributions from noncontrolling interests			34,299,000	31,497,000
Net cash (used in) provided by financing activities			(370,721,000)	789,273,000
Effect of exchange rate changes on cash and cash equivalents			(11,859,000)	(23,520,000)
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents			(6,796,000)
Cash and cash equivalents at beginning of period			628,015,000
Cash and cash equivalents at end of period	621,219,000		621,219,000
Combining Adjustment [Member]
Operating Activities:
Net Income			(1,256,324,000)	(1,189,589,000)
Adjustments to reconcile net income to net cash provided by operating activities:
Income Loss From Equity Method Investments Net Of Dividends Or Distributions			(1,210,927,000)	(1,057,928,000)
Depreciation and amortization			21,191,000	(27,028,000)
Change in deferred taxes, net			(3,181,000)	(8,481,000)
Write-off of loans from related parties				(53,928,000)
Equity Method Investments	0	$ 0	0	0
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net			(704,000)	(286,000)
Inventories, net			(5,923,000)	(30,873,000)
Prepaid expenses, other current and non-current assets			(81,000)	6,115,000
Accounts receivable from/payable to related parties			(28,657,000)	(78,100,000)
Accounts payable, accrued expenses and other current and non-current liabilities			(1,111,000)	(627,000)
Income tax payable			17,870,000	15,607,000
Net cash provided by (used in) operating activities			24,737,000	(102,974,000)
Investing Activities:
Purchases of property, plant and equipment			26,144,000	(29,762,000)
Proceeds from sale of property, plant and equipment				0
Disbursements of loans to related parties			38,628,000	479,355,000
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets			(44,389,000)	(233,304,000)
Proceeds from divestitures			(20,652,000)	0
Net cash (used in) provided by investing activities			36,221,000	742,421,000
Financing Activities:
Short-term borrowings, net			(5,961,000)
Long-term debt and capital lease obligations, net			(38,628,000)	(479,355,000)
Payment of dividends [N]				(232,000)
Net cash (used in) provided by financing activities			(66,919,000)	(645,515,000)
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents			(5,961,000)	$ (6,068,000)
Cash and cash equivalents at end of period	$ (5,961,000)		$ (5,961,000)